Contingent consideration liabilities - Disclosure of sensitivity of key model input to measure contingent consideration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Shionogi ViiV healthcare | 10% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	£ 508	£ 573
Shionogi ViiV healthcare | 15% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	762	857
Shionogi ViiV healthcare | 10% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(510)	(572)
Shionogi ViiV healthcare | 15% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(764)	(856)
Shionogi ViiV healthcare | 1% (100 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(144)	(180)
Shionogi ViiV healthcare | 1.5% (150 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(213)	(267)
Shionogi ViiV healthcare | 1% (100 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	152	194
Shionogi ViiV healthcare | 1.5% (150 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	233	298
Shionogi ViiV healthcare | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	360	431
Shionogi ViiV healthcare | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	562	677
Shionogi ViiV healthcare | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(311)	(368)
Shionogi ViiV healthcare | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(451)	(533)
Shionogi ViiV healthcare | 10 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	73	77
Shionogi ViiV healthcare | 15 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	116	123
Shionogi ViiV healthcare | 10 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(61)	(65)
Shionogi ViiV healthcare | 15 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(91)	(95)
Novartis vaccines
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	22	22
10% decrease in probability of milestone success	(11)	(11)
Novartis vaccines | 10% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	92	83
Novartis vaccines | 15% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	137	125
Novartis vaccines | 10% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(92)	(83)
Novartis vaccines | 15% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(137)	(125)
Novartis vaccines | 1% (100 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(41)	(38)
Novartis vaccines | 1.5% (150 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(59)	(55)
Novartis vaccines | 1% (100 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	47	43
Novartis vaccines | 1.5% (150 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	73	67
Novartis vaccines | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	15	14
Novartis vaccines | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	24	22
Novartis vaccines | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(13)	(12)
Novartis vaccines | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(19)	(17)
Novartis vaccines | 10 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	24	22
Novartis vaccines | 15 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	38	35
Novartis vaccines | 10 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(20)	(19)
Novartis vaccines | 15 cent depreciation of the Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(29)	(27)
Affinivax
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	68	73
10% decrease in probability of milestone success	(32)	(73)
Affinivax | 1% (100 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(7)	(14)
Affinivax | 1.5% (150 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(10)	(20)
Affinivax | 1% (100 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	7	14
Affinivax | 1.5% (150 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	11	21
Affinivax | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	18	43
Affinivax | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	27	68
Affinivax | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(15)	(37)
Affinivax | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(22)	£ (54)
BP Asset IX, Inc.
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	24
10% decrease in probability of milestone success	(31)
BP Asset IX, Inc. | 1% (100 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(8)
BP Asset IX, Inc. | 1.5% (150 basis points) increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(12)
BP Asset IX, Inc. | 1% (100 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	9
BP Asset IX, Inc. | 1.5% (150 basis points) decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	13
BP Asset IX, Inc. | 10 cent appreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	19
BP Asset IX, Inc. | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	29
BP Asset IX, Inc. | 10 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(16)
BP Asset IX, Inc. | 15 cent depreciation of the US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	£ (23)